INTANGIBLE ASSETS, NET - Amortization (Details) - Intangible assets excluding brand names and master brand agreement ¥ in Millions	Dec. 31, 2022 CNY (¥)
Amortization for Intangible Assets
2023	¥ 36
2024	33
2025	31
2026	29
2027	28
Thereafter	151
Total	¥ 308